9. Trade receivables (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables Details Narrative Abstract
Revenue/(revenue reduction) with wholesale services	R$ 529,125	R$ (203,496)